United of Omaha

Separate Account C

Financial Statements as of December 31, 2025, and for

each of the Periods Presented in the Years Ended

December 31, 2025 and 2024, and Report of

Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United of Omaha Life Insurance Company

Omaha, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts of United of Omaha Separate Account C (the “Account”) listed in Note 2 as of December 31, 2025; the related statements of operations and changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 2 constituting the Account as of December 31, 2025, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising the United of Omaha Separate Account C	Financial Highlights

MFS – Income Series II SC	For the period May 23, 2023 to June 26, 2023, and for the period January 1, 2021 to December 20, 2021

Pioneer – Real Estate Shares VCT	For the period January 1, 2023 to April 28, 2023, and the years ended December 31, 2022 and 2021

Pioneer – Real Estate Shares VCT II	For the period January 1, 2023 to April 28, 2023, and the years ended December 31, 2022 and 2021

DWS – Bond	For the period January 1, 2021 to October 28, 2021

DWS – Global Opportunities	For the period January 1, 2024 to June 17, 2024, and for the years ended December 31, 2023, 2022 and 2021

DWS – Core Equity VIP	For the period January 1, 2024 to June 17, 2024, and for the years ended December 31, 2023, 2022 and 2021

DWS – International B	For the period January 1, 2024 to June 17, 2024, and for the years ended December 31, 2023, 2022 and 2021

Morgan Stanley – VIF Core Plus Fixed Income	For the period January 1, 2023 to July 28, 2023, and for the years ended December 31, 2022 and 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska
April 1, 2026

We have served as the auditor of the Account since 1996.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2025

		Fair Value
	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
NET ASSETS
Investments:
Alger:
American Growth	$3,807,124	$5,922,539	$66,649	$5,989,188	58,052
American Small Capitalization	2,973,686	2,392,798	40,965	2,433,763	130,567
Federated:
Government Money Fund II	4,625,511	4,573,255	52,256	4,625,511	4,625,511
Fund for U.S. Government Securities II	1,241,258	1,102,663	567	1,103,230	118,499
Fidelity:
VIP Asset Manager	30,691	35,389	—	35,389	2,008
VIP Asset Manager: Growth	2,368,385	3,455,046	5,508	3,460,554	133,767
VIP Contrafund	8,391,035	12,407,476	116,634	12,524,110	209,119
VIP Contrafund SVC CL 2	69,610	105,109	—	105,109	1,849
VIP Equity Income	3,466,779	4,268,946	50,618	4,319,564	146,774
VIP Equity Income SVC CL 2	8,272	10,384	—	10,384	369
VIP Growth	200,372	261,515	—	261,515	2,676
VIP Index 500	3,049,893	8,874,967	145,825	9,020,792	13,665
VIP Index 500 SVC CL 2	144,979	341,406	—	341,406	525
VIP Mid Cap SVC CL 2	347,766	350,646	—	350,646	9,970
MFS:
Core Equity Portfolio	2,222,027	2,603,591	156,852	2,760,443	86,725
Core Equity Portfolio SC	46,959	58,649	—	58,649	1,884
Emerging Growth Series	6,737,578	8,902,167	100,668	9,002,835	132,687
High Yield Series	1,176,222	1,081,026	11,822	1,092,848	214,705
High Yield Series SC	12,674	11,423	—	11,423	2,276
Research Series	3,654,953	4,154,517	3,283	4,157,800	136,366
Income Series II	1,048,071	949,877	—	949,877	111,227
Pioneer:
Equity Income VCT	558,892	415,741	—	415,741	33,609
Fund VCT	172,439	209,348	—	209,348	10,509
Mid Cap Value VCT	3,740,004	3,184,983	62,753	3,247,736	285,139
Mid Cap Value VCT II	181,070	157,468	—	157,468	14,072
DWS:
International	1,285,293	1,716,176	5,433	1,721,609	165,222
Money Market	24,600	24,600	—	24,600	24,600
Small Cap Index VIP	355,094	393,289	—	393,289	26,184
T. Rowe Price
Equity Income	7,248,085	8,147,604	124,121	8,271,725	286,120
International Stock	3,355,239	3,517,842	134,062	3,651,904	229,680
Limited-Term Bond	1,356,093	1,283,352	44,518	1,327,870	279,552
All-Cap Opportunities Portfolio	4,023,047	4,977,808	95,569	5,073,377	127,922
Moderate Allocation	3,338,548	3,829,399	11,869	3,841,268	171,256
Morgan Stanley
VIF Emerging Markets Equity	350,530	432,155	12,304	444,459	25,296

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2025	2024
			2025	2024	2025	2024
Income:
Dividends	$—	$—	$—	$9,511	$168,326	$166,690
Expenses:
Mortality & expense risk	(55,645)	(52,021)	(23,392)	(25,633)	(47,607)	(38,119)
Administrative charges	(11,905)	(12,678)	(4,737)	(5,183)	(12,023)	(9,541)

Net investment income (expense)	(67,550)	(64,699)	(28,129)	(21,305)	108,696	119,030

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	264,709	220,856	(125,435)	(88,783)	—	—
Net realized gain distributions	650,997	—	28,209	—	—	—

Net realized gains (losses)	915,706	220,856	(97,226)	(88,783)	—	—

Change in unrealized appreciation (depreciation) during the year	565,619	1,491,938	225,347	280,549	—	—

Increase (decrease) in net assets from operations	1,413,775	1,648,095	99,992	170,461	108,696	119,030

Contract transactions:
Payments received from contract owners	15,350	80,822	35,330	42,942	70,585	144,717
Transfers between subaccounts (including fixed account), net	(202,968)	(83,126)	70,864	(2,739)	503,844	1,705,934
Transfers for contract benefits and terminations	(398,762)	(1,130,787)	(259,914)	(203,588)	(562,332)	(816,677)
Contract maintenance charges	(3,463)	(3,311)	(2,012)	(2,212)	(3,920)	(3,761)

Net increase (decrease) in net assets from contract transactions	(589,843)	(1,136,402)	(155,732)	(165,597)	8,177	1,030,213

Total increase (decrease) in net assets	823,932	511,693	(55,740)	4,864	116,873	1,149,243
Net assets at beginning of year	5,165,256	4,653,563	2,489,503	2,484,639	4,508,638	3,359,395

Net assets at end of year	$5,989,188	$5,165,256	$2,433,763	$2,489,503	$4,625,511	$4,508,638

Accumulation units:
Purchases	197	1,839	3,175	1,590	537,467	1,724,404
Withdrawals	(5,101)	(20,385)	(6,328)	(4,802)	(461,435)	(930,914)

Net increase (decrease) in units outstanding	(4,904)	(18,546)	(3,153)	(3,212)	76,032	793,490
Units outstanding at beginning of year	44,658	63,204	49,034	52,246	3,617,339	2,823,849

Units outstanding at end of year	39,754	44,658	45,881	49,034	3,693,371	3,617,339

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager		VIP Asset Manager: Growth
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$46,064	$41,285	$853	$788	$61,060	$57,691
Expenses:
Mortality & expense risk	(12,258)	(13,008)	(425)	(412)	(34,022)	(33,228)
Administrative charges	(2,601)	(2,744)	(51)	(49)	(6,906)	(6,739)

Net investment income (expense)	31,205	25,533	377	327	20,132	17,724

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(24,672)	(79,048)	187	149	111,322	92,584
Net realized gain distributions	—	—	1,522	205	113,418	38,409

Net realized gains (losses)	(24,672)	(79,048)	1,709	354	224,740	130,993

Change in unrealized appreciation (depreciation) during the year	54,113	40,532	2,185	1,505	285,297	145,920

Increase (decrease) in net assets from operations	60,646	(12,983)	4,271	2,186	530,169	294,637

Contract transactions:
Payments received from contract owners	—	14,641	—	—	2,494	39,196
Transfers between subaccounts (including fixed account), net	32,519	71,227	—	—	(5,859)	20,110
Transfers for contract benefits and terminations	(144,661)	(356,606)	(1,281)	(1,118)	(341,503)	(339,166)
Contract maintenance charges	(775)	(893)	—	—	(3,822)	(3,695)

Net increase (decrease) in net assets from contract transactions	(112,917)	(271,631)	(1,281)	(1,118)	(348,690)	(283,555)

Total increase (decrease) in net assets	(52,271)	(284,614)	2,990	1,068	181,479	11,082
Net assets at beginning of year	1,155,501	1,440,115	32,399	31,331	3,279,075	3,267,993

Net assets at end of year	$1,103,230	$1,155,501	$35,389	$32,399	$3,460,554	$3,279,075

Accumulation units:
Purchases	2,106	11,966	—	—	105	1,446
Withdrawals	(8,265)	(26,085)	(27)	(26)	(6,131)	(7,122)

Net increase (decrease) in units outstanding	(6,159)	(14,119)	(27)	(26)	(6,026)	(5,676)
Units outstanding at beginning of year	66,821	80,940	747	773	62,920	68,596

Units outstanding at end of year	60,662	66,821	720	747	56,894	62,920

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Fidelity (continued)
	VIP Contrafund		VIP Contrafund SVC CL 2		VIP Equity Income
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$16,580	$20,695	$—	$31	$73,553	$72,795
Expenses:
Mortality & expense risk	(119,515)	(112,723)	(1,304)	(1,198)	(42,006)	(43,234)
Administrative charges	(24,467)	(23,046)	(676)	(621)	(8,522)	(8,770)

Net investment income (expense)	(127,402)	(115,074)	(1,980)	(1,788)	23,025	20,791

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	526,716	501,810	6,071	4,661	93,429	108,940
Net realized gain distributions	1,908,671	1,312,895	16,723	11,612	229,765	239,235

Net realized gains (losses)	2,435,387	1,814,705	22,794	16,273	323,194	348,175

Change in unrealized appreciation (depreciation) during the year	(144,770)	1,308,434	(2,495)	10,001	312,266	191,029

Increase (decrease) in net assets from operations	2,163,215	3,008,065	18,319	24,486	658,485	559,995

Contract transactions:
Payments received from contract owners	23,052	38,496	—	—	68,078	7,892
Transfers between subaccounts (including fixed account), net	(27,187)	(94,594)	(1,284)	(2,878)	36,692	(45,426)
Transfers for contract benefits and terminations	(1,255,000)	(954,835)	(10,722)	(6,688)	(584,822)	(514,887)
Contract maintenance charges	(8,095)	(7,567)	(6)	(7)	(2,026)	(2,228)

Net increase (decrease) in net assets from contract transactions	(1,267,230)	(1,018,500)	(12,012)	(9,573)	(482,078)	(554,649)

Total increase (decrease) in net assets	895,985	1,989,565	6,307	14,913	176,407	5,346
Net assets at beginning of year	11,628,125	9,638,560	98,802	83,889	4,143,157	4,137,811

Net assets at end of year	$12,524,110	$11,628,125	$105,109	$98,802	$4,319,564	$4,143,157

Accumulation units:
Purchases	204	273	—	—	1,241	616
Withdrawals	(6,672)	(6,262)	(161)	(170)	(7,288)	(8,064)

Net increase (decrease) in units outstanding	(6,468)	(5,989)	(161)	(170)	(6,047)	(7,448)
Units outstanding at beginning of year	63,577	69,566	1,529	1,699	53,487	60,935

Units outstanding at end of year	57,109	63,577	1,368	1,529	47,440	53,487

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Fidelity (continued)
	VIP Equity Income SVC CL 2		VIP Growth		VIP Index 500
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$162	$142	$720	$2	$98,510	$105,567
Expenses:
Mortality & expense risk	(120)	(113)	(3,032)	(2,711)	(89,338)	(85,390)
Administrative charges	(63)	(58)	(362)	(323)	(19,154)	(18,533)

Net investment income (expense)	(21)	(29)	(2,674)	(3,032)	(9,982)	1,644

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	41	400	966	1,232	779,292	617,300
Net realized gain distributions	567	535	31,854	48,233	45,436	5,021

Net realized gains (losses)	608	935	32,820	49,465	824,728	622,321

Change in unrealized appreciation (depreciation) during the year	887	160	540	4,848	525,946	1,097,041

Increase (decrease) in net assets from operations	1,474	1,066	30,686	51,281	1,340,692	1,721,006

Contract transactions:
Payments received from contract owners	—	—	—	—	19,982	79,052
Transfers between subaccounts (including fixed account), net	(25)	215	—	—	(525,087)	65,331
Transfers for contract benefits and terminations		(3,203)	—	—	(497,510)	(642,147)
Contract maintenance charges	—	—	(33)	(33)	(5,226)	(5,833)

Net increase (decrease) in net assets from contract transactions	(25)	(2,988)	(33)	(33)	(1,007,841)	(503,597)

Total increase (decrease) in net assets	1,449	(1,922)	30,653	51,248	332,851	1,217,409
Net assets at beginning of year	8,935	10,857	230,862	179,614	8,687,941	7,470,532

Net assets at end of year	$10,384	$8,935	$261,515	$230,862	$9,020,792	$8,687,941

Accumulation units:
Purchases	—	6	—	—	1,225	5,680
Withdrawals	(1)	(117)	—	—	(12,434)	(12,252)

Net increase (decrease) in units outstanding	(1)	(111)	—	—	(11,209)	(6,572)
Units outstanding at beginning of year	297	408	1,333	1,333	104,885	111,457

Units outstanding at end of year	296	297	1,333	1,333	93,676	104,885

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Fidelity (continued)				MFS
	VIP Index 500 SVC CL2		VIP Mid Cap SVC CL 2		Core Equity Portfolio
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$2,966	$3,442	$819	$1,173	$12,185	$15,602
Expenses:
Mortality & expense risk	(4,053)	(4,116)	(3,455)	(3,414)	(26,924)	(26,932)
Administrative charges	(1,691)	(1,731)	(767)	(761)	(6,043)	(6,030)

Net investment income (expense)	(2,778)	(2,405)	(3,403)	(3,002)	(20,782)	(17,360)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	19,759	27,094	1,302	2,199	53,733	93,511
Net realized gain distributions	1,662	204	40,125	45,244	271,527	113,536

Net realized gains (losses)	21,421	27,298	41,427	47,443	325,260	207,047

Change in unrealized appreciation (depreciation) during the year	28,778	38,884	(3,855)	3,498	(23,900)	262,590

Increase (decrease) in net assets from operations	47,421	63,777	34,169	47,939	280,578	452,277

Contract transactions:
Payments received from contract owners	180	180	—	—	27,677	61,436
Transfers between subaccounts (including fixed account), net	(43,373)	12,992	84	7,804	(7,374)	(55,956)
Transfers for contract benefits and terminations	(6,714)	(20,392)	(28,840)	(14,285)	(210,760)	(320,212)
Contract maintenance charges	(24)	(24)	(35)	(129)	(1,397)	(1,629)

Net increase (decrease) in net assets from contract transactions	(49,931)	(7,244)	(28,791)	(6,610)	(191,854)	(316,361)

Total increase (decrease) in net assets	(2,510)	56,533	5,378	41,329	88,724	135,916
Net assets at beginning of year	343,916	287,383	345,268	303,939	2,671,719	2,535,803

Net assets at end of year	$341,406	$343,916	$350,646	$345,268	$2,760,443	$2,671,719

Accumulation units:
Purchases	42	838	8	105	561	1,498
Withdrawals	(1,119)	(1,033)	(351)	(196)	(2,855)	(5,681)

Net increase (decrease) in units outstanding	(1,077)	(195)	(343)	(91)	(2,294)	(4,183)
Units outstanding at beginning of year	7,718	7,913	4,447	4,538	33,490	37,673

Units outstanding at end of year	6,641	7,718	4,104	4,447	31,196	33,490

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MFS (continued)
	Core Equity Portfolio SC		Emerging Growth Series		High Yield Series
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$142	$916	$—	$—	$62,137	$59,106
Expenses:
Mortality & expense risk	(981)	(2,429)	(88,054)	(82,929)	(9,846)	(9,534)
Administrative charges	(512)	(1,093)	(18,134)	(17,063)	(1,970)	(1,909)

Net investment income (expense)	(1,351)	(2,606)	(106,188)	(99,992)	50,321	47,663

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	20,286	16,524	218,401	288,397	(19,651)	(17,141)
Net realized gain distributions	6,482	10,194	1,576,472	640,077	—	—

Net realized gains (losses)	26,768	26,718	1,794,873	928,474	(19,651)	(17,141)

Change in unrealized appreciation (depreciation) during the year	(13,343)	17,097	(784,120)	1,226,670	35,354	20,566

Increase (decrease) in net assets from operations	12,074	41,209	904,565	2,055,152	66,024	51,088

Contract transactions:
Payments received from contract owners	120	121	17,059	370,787	28,218	57,489
Transfers between subaccounts (including fixed account), net	(174,207)	134,024	(33,809)	(153,907)	180,412	34,821
Transfers for contract benefits and terminations	(8,542)	(14,780)	(534,800)	(598,927)	(162,391)	(116,337)
Contract maintenance charges	(4)	(4)	(4,089)	(4,290)	(937)	(906)

Net increase (decrease) in net assets from contract transactions	(182,633)	119,361	(555,639)	(386,337)	45,302	(24,933)

Total increase (decrease) in net assets	(170,559)	160,570	348,926	1,668,815	111,326	26,155
Net assets at beginning of year	229,208	68,638	8,653,909	6,985,094	981,522	955,367

Net assets at end of year	$58,649	$229,208	$9,002,835	$8,653,909	$1,092,848	$981,522

Accumulation units:
Purchases	21	13,592	298	2,581	6,130	3,023
Withdrawals	(4,952)	(9,437)	(3,931)	(5,497)	(5,054)	(3,863)

Net increase (decrease) in units outstanding	(4,931)	4,155	(3,633)	(2,916)	1,076	(840)
Units outstanding at beginning of year	6,522	2,367	60,636	63,552	28,946	29,786

Units outstanding at end of year	1,591	6,522	57,003	60,636	30,022	28,946

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MFS (continued)
	High Yield Series SC		Research Series		Income Series II
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$736	$661	$38,786	$24,579	$40,589	$37,296
Expenses:
Mortality & expense risk	(142)	(140)	(40,868)	(41,443)	(9,624)	(9,552)
Administrative charges	(45)	(42)	(8,430)	(8,556)	(1,999)	(1,994)

Net investment income (expense)	549	479	(10,512)	(25,420)	28,966	25,750

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(125)	(151)	111,530	129,520	(17,983)	(18,833)
Net realized gain distributions	—	—	950,485	236,328	—	—

Net realized gains (losses)	(125)	(151)	1,062,015	365,848	(17,983)	(18,833)

Change in unrealized appreciation (depreciation) during the year	307	190	(624,542)	312,396	45,449	12,237

Increase (decrease) in net assets from operations	731	518	426,961	652,824	56,432	19,154

Contract transactions:
Payments received from contract owners	—	—	53,547	29,630	9,359	15,774
Transfers between subaccounts (including fixed account), net	112	350	1,773	(8,983)	79,400	55,523
Transfers for contract benefits and terminations	(760)	(785)	(492,572)	(350,582)	(141,772)	(90,934)
Contract maintenance charges	(5)	(5)	(2,494)	(2,592)	(978)	(965)

Net increase (decrease) in net assets from contract transactions	(653)	(440)	(439,746)	(332,527)	(53,991)	(20,602)

Total increase (decrease) in net assets	78	78	(12,785)	320,297	2,441	(1,448)
Net assets at beginning of year	11,345	11,267	4,170,585	3,850,288	947,436	948,884

Net assets at end of year	$11,423	$11,345	$4,157,800	$4,170,585	$949,877	$947,436

Accumulation units:
Purchases	5	16	672	1,044	3,687	4,065
Withdrawals	(31)	(34)	(5,309)	(4,931)	(5,881)	(4,940)

Net increase (decrease) in units outstanding	(26)	(18)	(4,637)	(3,887)	(2,194)	(875)
Units outstanding at beginning of year	509	527	44,661	48,548	40,048	40,923

Units outstanding at end of year	483	509	40,024	44,661	37,854	40,048

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Pioneer
	Equity Income VCT		Fund VCT		Mid Cap Value VCT
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$7,927	$7,424	$420	$757	$64,353	$59,087
Expenses:
Mortality & expense risk	(4,011)	(3,889)	(1,978)	(1,855)	(31,299)	(31,235)
Administrative charges	(852)	(826)	(336)	(312)	(6,595)	(6,581)

Net investment income (expense)	3,064	2,709	(1,894)	(1,410)	26,459	21,271

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(6,320)	(4,214)	1,714	2,005	(49,735)	(82,883)
Net realized gain distributions	56,541	69,437	25,319	8,567	249,835	181,357

Net realized gains (losses)	50,221	65,223	27,033	10,572	200,100	98,474

Change in unrealized appreciation (depreciation) during the year	(16,103)	(33,151)	13,061	23,600	69,424	164,069

Increase (decrease) in net assets from operations	37,182	34,781	38,200	32,762	295,983	283,814

Contract transactions:
Payments received from contract owners	—	—	—	—	1,795	177,440
Transfers between subaccounts (including fixed account), net	1,668	1,369	(276)	3,945	22,155	42,506
Transfers for contract benefits and terminations	(13,181)	(9,200)	(8,621)	(15,320)	(203,159)	(326,067)
Contract maintenance charges	(351)	(332)	(223)	(207)	(2,483)	(2,277)

Net increase (decrease) in net assets from contract transactions	(11,864)	(8,163)	(9,120)	(11,582)	(181,692)	(108,398)

Total increase (decrease) in net assets	25,318	26,618	29,080	21,180	114,291	175,416
Net assets at beginning of year	390,423	363,805	180,269	159,089	3,133,445	2,958,029

Net assets at end of year	$415,741	$390,423	$209,348	$180,269	$3,247,736	$3,133,445

Accumulation units:
Purchases	53	42	15	120	588	4,136
Withdrawals	(329)	(240)	(187)	(376)	(3,159)	(5,670)

Net increase (decrease) in units outstanding	(276)	(198)	(172)	(256)	(2,571)	(1,534)
Units outstanding at beginning of year	9,282	9,480	3,867	4,123	45,392	46,926

Units outstanding at end of year	9,006	9,282	3,695	3,867	42,821	45,392

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Pioneer (continued)		DWS
	Mid Cap Value VCT II		Global Opportunities		Core Equity VIP
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$2,887	$2,768	$—	$6,565	$—	$7,336
Expenses:
Mortality & expense risk	(1,976)	(2,037)	—	(2,742)	—	(6,069)
Administrative charges	(1,009)	(1,032)	—	(590)	—	(1,451)

Net investment income (expense)	(98)	(301)	—	3,233	—	(184)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(2,926)	(4,918)	—	(118,683)	—	255,085
Net realized gain distributions	12,850	9,667	—	26,081	—	71,947

Net realized gains (losses)	9,924	4,749	—	(92,602)	—	327,032

Change in unrealized appreciation (depreciation) during the year	3,643	8,820	—	84,977	—	(174,773)

Increase (decrease) in net assets from operations	13,469	13,268	—	(4,392)	—	152,075

Contract transactions:
Payments received from contract owners	120	120	—	100	—	201
Transfers between subaccounts (including fixed account), net	915	783	—	(588,504)	—	(1,401,554)
Transfers for contract benefits and terminations	(12,737)	(19,440)	—	(1,427)	—	(21,177)
Contract maintenance charges	(8)	(31)	—	(151)	—	(880)

Net increase (decrease) in net assets from contract transactions	(11,710)	(18,568)	—	(589,982)	—	(1,423,410)

Total increase (decrease) in net assets	1,759	(5,300)	—	(594,374)	—	(1,271,335)
Net assets at beginning of year	155,709	161,009	—	594,374	—	1,271,335

Net assets at end of year	$157,468	$155,709	$—	$—	$—	$—

Accumulation units:
Purchases	48	70	—	34	—	5
Withdrawals	(335)	(595)	—	(12,743)	—	(28,468)

Net increase (decrease) in units outstanding	(287)	(525)	—	(12,709)	—	(28,463)
Units outstanding at beginning of year	4,343	4,868	—	12,709	—	28,463

Units outstanding at end of year	4,056	4,343	—	—	—	—

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	DWS (continued)
	International		International B		Money Market
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$43,727	$48,635	$—	$107	$966	$1,189
Expenses:
Mortality & expense risk	(16,085)	(14,872)	—	(21)	(311)	(313)
Administrative charges	(3,194)	(2,957)	—	—	(37)	(37)

Net investment income (expense)	24,448	30,806	—	86	618	839

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	37,727	(6,514)	—	(547)	—	—
Net realized gain distributions	—	—	—	—	—	—

Net realized gains (losses)	37,727	(6,514)	—	(547)	—	—

Change in unrealized appreciation (depreciation) during the year	505,910	(4,844)	—	462	—	—

Increase (decrease) in net assets from operations	568,085	19,448	—	1	618	839

Contract transactions:
Payments received from contract owners	17,761	30,188	—	—	—	—
Transfers between subaccounts (including fixed account), net	(141,360)	45,258	—	(3,459)	—	—
Transfers for contract benefits and terminations	(152,078)	(155,998)	—	—	(632)	(577)
Contract maintenance charges	(1,871)	(1,719)	—	—	(5)	(6)

Net increase (decrease) in net assets from contract transactions	(277,548)	(82,271)	—	(3,459)	(637)	(583)

Total increase (decrease) in net assets	290,537	(62,823)	—	(3,458)	(19)	256
Net assets at beginning of year	1,431,072	1,493,895	—	3,458	24,619	24,363

Net assets at end of year	$1,721,609	$1,431,072	$—	$—	$24,600	$24,619

Accumulation units:
Purchases	963	5,286	—	—	—	—
Withdrawals	(12,054)	(9,294)	—	(272)	(474)	(448)

Net increase (decrease) in units outstanding	(11,091)	(4,008)	—	(272)	(474)	(448)
Units outstanding at beginning of year	69,702	73,710	—	272	18,698	19,146

Units outstanding at end of year	58,611	69,702	—	—	18,224	18,698

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	DWS (continued)		T. Rowe Price
	Small Cap Index VIP		Equity Income		International Stock
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$4,918	$4,476	$131,413	$148,080	$69,131	$34,414
Expenses:
Mortality & expense risk	(3,730)	(3,881)	(81,945)	(85,013)	(37,090)	(37,750)
Administrative charges	(910)	(937)	(17,635)	(18,141)	(8,118)	(8,247)

Net investment income (expense)	278	(342)	31,833	44,926	23,923	(11,583)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	829	2,133	152,035	276,797	65,329	49,616
Net realized gain distributions	21,001	10,490	787,557	518,196	303,628	89,054

Net realized gains (losses)	21,830	12,623	939,592	794,993	368,957	138,670

Change in unrealized appreciation (depreciation) during the year	18,348	23,811	6,876	(17,791)	172,508	(46,565)

Increase (decrease) in net assets from operations	40,456	36,092	978,301	822,128	565,388	80,522

Contract transactions:
Payments received from contract owners	—	—	190,759	61,982	53,153	119,556
Transfers between subaccounts (including fixed account), net	193	(4,116)	60,342	(5,137)	(4,299)	112,289
Transfers for contract benefits and terminations	(9,080)	(43,414)	(859,072)	(1,263,396)	(493,375)	(421,720)
Contract maintenance charges	(376)	(398)	(3,416)	(3,826)	(2,764)	(2,897)

Net increase (decrease) in net assets from contract transactions	(9,263)	(47,928)	(611,387)	(1,210,377)	(447,285)	(192,772)

Total increase (decrease) in net assets	31,193	(11,836)	366,914	(388,249)	118,103	(112,250)
Net assets at beginning of year	362,096	373,932	7,904,811	8,293,060	3,533,801	3,646,051

Net assets at end of year	$393,289	$362,096	$8,271,725	$7,904,811	$3,651,904	$3,533,801

Accumulation units:
Purchases	32	26	2,816	6,526	3,581	9,133
Withdrawals	(241)	(1,203)	(9,767)	(21,707)	(18,226)	(15,820)

Net increase (decrease) in units outstanding	(209)	(1,177)	(6,951)	(15,181)	(14,645)	(6,687)
Units outstanding at beginning of year	8,959	10,136	99,232	114,413	127,434	134,121

Units outstanding at end of year	8,750	8,959	92,281	99,232	112,789	127,434

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T. Rowe Price (Continued)
	Limited-Term Bond		All-Cap Opportunities Portfolio		Moderate Allocation
	2025	2024	2025	2024	2025	2024
Income:
Dividends	$59,490	$61,970	$—	$3,437	$84,283	$86,492
Expenses:
Mortality & expense risk	(14,033)	(15,055)	(50,082)	(52,274)	(37,398)	(38,575)
Administrative charges	(3,049)	(3,334)	(9,998)	(10,673)	(7,876)	(8,092)

Net investment income (expense)	42,408	43,581	(60,080)	(59,510)	39,009	39,825

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(10,180)	(9,243)	129,852	420,292	87,274	53,216
Net realized gain distributions	—	—	557,377	531,050	164,205	102,981

Net realized gains (losses)	(10,180)	(9,243)	687,229	951,342	251,479	156,197

Change in unrealized appreciation (depreciation) during the year	27,535	18,908	57,020	222,266	152,983	123,056

Increase (decrease) in net assets from operations	59,763	53,246	684,169	1,114,098	443,471	319,078

Contract transactions:
Payments received from contract owners	53,205	14,846	533	13,488	204,413	27,218
Transfers between subaccounts (including fixed account), net	26,531	76,437	(12,396)	48,743	182,548	6,481
Transfers for contract benefits and terminations	(258,722)	(175,232)	(437,391)	(1,426,689)	(718,161)	(364,806)
Contract maintenance charges	(752)	(1,402)	(2,190)	(2,767)	(3,041)	(3,028)

Net increase (decrease) in net assets from contract transactions	(179,738)	(85,351)	(451,444)	(1,367,225)	(334,241)	(334,135)

Total increase (decrease) in net assets	(119,975)	(32,105)	232,725	(253,127)	109,230	(15,054)
Net assets at beginning of year	1,447,845	1,479,950	4,840,652	5,093,779	3,732,038	3,747,092

Net assets at end of year	$1,327,870	$1,447,845	$5,073,377	$4,840,652	$3,841,268	$3,732,038

Accumulation units:
Purchases	7,658	6,650	67	2,172	5,875	1,414
Withdrawals	(17,641)	(11,760)	(2,921)	(11,296)	(11,339)	(6,889)

Net increase (decrease) in units outstanding	(9,983)	(5,110)	(2,854)	(9,124)	(5,464)	(5,475)
Units outstanding at beginning of year	81,370	86,480	31,815	40,939	61,029	66,504

Units outstanding at end of year	71,387	81,370	28,961	31,815	55,565	61,029

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	Morgan Stanley

	VIF Emerging Markets Equity
	2025	2024
Income:
Dividends	$1,669	$5,777
Expenses:
Mortality & expense risk	(4,168)	(4,392)
Administrative charges	(1,031)	(1,070)

Net investment income (expense)	(3,530)	315

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	5,834	7
Net realized gain distributions	13,863	—

Net realized gains (losses)	19,697	7

Change in unrealized appreciation (depreciation) during the year	96,481	27,239

Increase (decrease) in net assets from operations	112,648	27,561

Contract transactions:
Payments received from contract owners	6,507	48,483
Transfers between subaccounts
(including fixed account), net	(21,761)	10,064
Transfers for contract benefits and terminations	(46,128)	(142,433)
Contract maintenance charges	(183)	(236)

Net increase (decrease) in net assets from contract transactions	(61,565)	(84,122)

Total increase (decrease) in net assets	51,083	(56,561)
Net assets at beginning of year	393,376	449,937

Net assets at end of year	$444,459	$393,376

Accumulation units:
Purchases	524	2,863
Withdrawals	(2,538)	(6,001)

Net increase (decrease) in units outstanding	(2,014)	(3,138)
Units outstanding at beginning of year	14,528	17,666

Units outstanding at end of year	12,514	14,528

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

1.	NATURE OF OPERATIONS

United of Omaha Separate Account C (the “Separate Account”) was established by United of Omaha Life Insurance Company (“United”) on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of United’s general account, in addition to those subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2025 or 2024 are:

Alger

Alger American Fund

Alger American LargeCap Growth Portfolio Class O (“American Growth”)

Alger American SmallCap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Fund II (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Equity-Income Portfolio Service Class 2 (“VIP Equity Income SVC CL 2”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap SVC CL 2”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Contrafund Portfolio Service Class 2 (“VIP Contrafund SVC CL 2”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

Fidelity VIP Index 500 Portfolio Service Class 2 (“VIP Index 500 SVC CL 2”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Core Equity Portfolio (“Core Equity Portfolio SC”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS High Yield Initial Class (“High Yield Series”)

MFS High Yield Service Class (“High Yield Series SC”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Mid Cap Value VCT Portfolio Class II (“Mid Cap Value VCT II”)

DWS

DWS Variable Series I

DWS CROCI International VIP Class A (“International”)

DWS Government Money Market VIP Class A (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price All-Cap Opportunities Portfolio (“All-Cap Opportunities Portfolio”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2025 or 2024:

Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 (“VIP Asset Manager: Growth SVC CL 2”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class II (“UIF Core Plus Fixed Income II”)

MFS Growth Series Portfolio Service Class (“Emerging Growth Series SC”)

DWS Bond VIP Class A (“Bond”)

MFS VIT II Income Service Class (“Income Series II SC”)

Effective June 17, 2024, DWS Global Opportunities VIP Class B (“Global Opportunities”) was no longer available for investment.

Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”).

Effective June 17, 2024, DWS Core Equity VIP - Class B (“Core Equity VIP”) was no longer available for investment.

Assets were transferred to Government Money Fund II.

Effective June 17, 2024, DWS CROCI International VIP Class B (“International B”) was no longer available for investment.

Assets were transferred to Government Money Fund II.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in the absence of quoted market prices.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - United is taxed as a life insurance company and includes in its results the taxable income or loss of the Separate Account subaccounts excluding those items which are specifically attributed to the contracts. No charge for federal income taxes is being made to the Separate Account subaccounts. In the event of changes in the tax laws, charges may be made in the future.

As of December 31, 2025, there were no uncertain tax positions which management believes will materially change within the next twelve months.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -	Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and net gains and losses resulting from the timing of executed trades.

Segment Reporting - Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by United to support the liabilities of the applicable insurance contracts. The subaccounts haves identified the Chief Financial Officer of the sponsoring company as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies (included in this note). The measure of segment assets is reported on the statement of net assets as net assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant principle expenses and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024. All assets and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

Subsequent Events - Subsequent events have been evaluated through April 1, 2026, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality & Expense Risk Charge:

United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The nominal annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	1.25%	Series V	1.00%
Ultra-Access	1.40%	Ultra-Rewards	1.25%
Ultra-Select	1.50%

These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	0.15%
Series V	0.20%
Ultra-Rewards and Ultra-Select	0.15%	(0% for accumulation value of $100,000 or more)
Ultra-Access	0.20%

The daily administrative expense charges for Ultra-Rewards and Ultra-Select products are reflected in the Statement of Operations and Changes in Net Assets within the “Mortality & expense risk” financial statement line item aggregated with the mortality and expense risk charges for those products. For the remaining products, the daily administrative expense charges are broken out separately in the Statement of Operations and Changes in Net Assets within the “Administrative charges” financial statement line item.

These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

Enhanced Death Benefit - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the contract owner an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of 0.30% of the accumulation value is deducted from each contract with this feature. For Series V, a daily charge equivalent to an annual rate of 0.35% of the accumulation value is deducted from each contract issued prior to May 1, 2003. A daily charge equal to an annual rate of 0.30% of accumulation value is deducted from each contract issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V contracts issued prior to May 1, 1998 are assessed a daily charge of 0.35% of the accumulation value through a reduction of unit value for each contract with this feature.

Enhanced Credit Rider - Ultra-Rewards contract owners can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each contract for this charge for the first eight contract years. These charges are assessed through the reduction of unit values.

Enhanced Earnings Death Benefit Charge - Ultra-Select and Ultra-Rewards contract owners can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Return Benefits Charge - Series V, Ultra-Select and Ultra-Access contract owners can elect there turns benefit rider. An annual charge is calculated and assessed on the contract anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Contract Maintenance Charges:

Withdrawal Charge - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units.

Transfer fees - A transfer fee of $10 ($20 for Ultra Select contract owners) may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the date of the transfer as a redemption of units.

Contract Fee - There is an annual contract fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. United guarantees the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the year ended December 31, 2025, were as follows:

	Purchases	Sales
Alger
American Growth	$21,694	$679,087
American Small Capitalization	138,772	322,633
Federated
Government Money Fund II	580,718	632,171
Fund for U.S. Government Securities II	35,910	163,686
Fidelity
VIP Asset Manager	—	1,757
VIP Asset Manager: Growth	2,765	392,383
VIP Contrafund	33,360	1,444,572
VIP Contrafund SVC CL 2	—	13,992
VIP Equity Income	97,089	629,695
VIP Equity Income SVC CL 2	—	208
VIP Growth	—	3,427
VIP Index 500	99,921	1,216,254
VIP Index 500 SVC CL 2	1,763	57,438
VIP Mid Cap SVC CL 2	487	33,500
MFS
Core Equity Portfolio	44,393	269,214
Core Equity Portfolio SC	683	184,809
Emerging Growth Series	35,353	697,180
High Yield Series	217,777	184,291
High Yield Series SC	112	952
Research Series	57,602	546,646
Income Series II	87,979	153,593
Pioneer
Equity Income VCT	2,145	18,872
Fund VCT	784	12,218
Mid Cap Value VCT	32,821	252,407
Mid Cap Value VCT II	1,540	16,235
DWS
International	20,641	317,468
Money Market	—	985
Small Cap Index VIP	1,212	15,115
T. Rowe Price
Equity Income	213,214	924,181
International Stock	100,949	593,442
Limited-Term Bond	138,519	335,339
All-Cap Opportunities Portfolio	8,547	520,071
Moderate Allocation	388,174	767,689
Morgan Stanley
VIF Emerging Markets Equity	14,117	80,881

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

United has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”), whose affiliate Zinnia Corporate Holdings, LLC (“Zinnia”) performs adminstrative functions on behalf of United with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

United has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Alger
American Growth - 2025	39,754	$ 53.02 to	$64.44	$5,989,188	0.00%	1.20% to 2.20%	27.82% to 28.71%
American Growth - 2024	44,658	41.48 to	127.76	5,165,256	0.00%	1.20% to 2.20%	40.14% to 41.16%
American Growth - 2023	63,204	29.60 to	90.51	4,653,563	0.00%	1.20% to 2.20%	30.17% to 31.10%
American Growth - 2022	68,691	22.74 to	69.04	3,888,054	0.00%	1.20% to 2.20%	-39.81% to -39.39%
American Growth - 2021	69,849	37.78 to	113.91	6,603,038	0.00%	1.20% to 2.20%	9.73% to 10.50%
American Small Capitalization - 2025	45,881	31.97 to	53.88	2,433,763	0.00%	1.20% to 2.20%	4.27% to 4.64%
American Small Capitalization - 2024	49,034	30.66 to	51.49	2,489,503	0.38%	1.20% to 2.20%	6.46% to 6.83%
American Small Capitalization - 2023	52,246	28.80 to	48.20	2,484,639	0.00%	1.20% to 2.20%	14.70% to 15.09%
American Small Capitalization - 2022	56,359	25.11 to	41.88	2,312,107	0.00%	1.20% to 2.20%	-38.98% to -38.75%
American Small Capitalization - 2021	57,363	41.15 to	68.38	3,853,635	0.00%	1.20% to 2.20%	-7.51% to -7.18%
Federated
Government Money Fund II - 2025	3,693,371	0.83 to	1.34	4,625,511	3.69%	1.20% to 2.20%	1.22% to 2.29%
Government Money Fund II - 2024	3,617,339	0.82 to	1.31	4,508,638	4.24%	1.20% to 2.20%	2.50% to 3.97%
Government Money Fund II - 2023	2,823,849	0.80 to	1.26	3,359,395	4.81%	1.20% to 2.20%	-1.23% to 3.28%
Government Money Fund II - 2022	753,250	0.81 to	1.22	900,553	1.55%	1.20% to 2.20%	-1.22% to 0.00%
Government Money Fund II - 2021	546,462	0.82 to	1.22	628,691	0.00%	1.20% to 2.20%	-2.38% to -1.61%
Fund for U.S. Government Securities II - 2025	60,662	11.77 to	19.89	1,103,230	4.08%	1.20% to 2.20%	4.62% to 5.52%
Fund for U.S. Government Securities II - 2024	66,821	11.25 to	18.85	1,155,501	3.18%	1.20% to 2.20%	-1.49% to -0.63%
Fund for U.S. Government Securities II - 2023	80,940	11.42 to	18.97	1,440,115	2.52%	1.20% to 2.20%	2.15% to 2.93%
Fund for U.S. Government Securities II - 2022	86,689	11.18 to	18.43	1,505,094	1.87%	1.20% to 2.20%	-14.33% to -13.60%
Fund for U.S. Government Securities II - 2021	94,012	13.05 to	21.33	1,897,507	2.05%	1.20% to 2.20%	-4.04% to -3.22%
Fidelity
VIP Asset Manager - 2025	720	49.19 to	49.19	35,389	2.52%	1.40% to 1.40%	13.37% to 13.37%
VIP Asset Manager - 2024	747	43.39 to	43.39	32,399	2.47%	1.40% to 1.40%	6.98% to 6.98%
VIP Asset Manager - 2023	773	40.56 to	40.56	31,331	2.37%	1.40% to 1.40%	11.37% to 11.37%
VIP Asset Manager - 2022	779	36.42 to	36.42	28,363	2.00%	1.40% to 1.40%	-16.12% to -16.12%
VIP Asset Manager - 2021	788	43.42 to	43.42	34,231	1.65%	1.40% to 1.40%	8.39% to 8.39%
VIP Asset Manager: Growth - 2025	56,894	30.84 to	61.54	3,460,554	1.81%	1.20% to 1.60%	16.42% to 16.84%
VIP Asset Manager: Growth - 2024	62,920	26.49 to	52.67	3,279,075	1.76%	1.20% to 1.60%	9.10% to 9.46%
VIP Asset Manager: Growth - 2023	68,596	24.28 to	48.12	3,267,993	1.77%	1.20% to 1.60%	14.58% to 14.98%
VIP Asset Manager: Growth - 2022	75,068	21.19 to	41.85	3,112,677	1.68%	1.20% to 1.60%	-18.15% to -17.88%
VIP Asset Manager: Growth - 2021	81,434	25.89 to	50.96	4,108,316	1.39%	1.20% to 1.60%	12.18% to 12.59%
VIP Contrafund - 2025	57,109	103.31 to	223.56	12,524,110	0.14%	1.20% to 1.60%	19.61% to 20.03%
VIP Contrafund - 2024	63,577	86.37 to	186.26	11,628,125	0.19%	1.20% to 1.60%	31.70% to 32.18%
VIP Contrafund - 2023	69,566	65.58 to	140.91	9,638,560	0.48%	1.20% to 1.60%	31.40% to 31.85%
VIP Contrafund - 2022	78,542	49.91 to	106.87	8,251,592	0.45%	1.20% to 1.60%	-27.45% to -27.20%
VIP Contrafund - 2021	85,745	68.79 to	146.79	12,329,363	0.06%	1.20% to 1.60%	25.85% to 26.30%
VIP Contrafund SVC CL 2 - 2025	1,368	76.84 to	76.84	105,109	0.00%	1.25% to 2.20%	18.91% to 18.91%
VIP Contrafund SVC CL 2 - 2024	1,529	64.62 to	64.62	98,802	0.03%	1.25% to 2.20%	30.89% to 30.89%
VIP Contrafund SVC CL 2 - 2023	1,699	49.37 to	49.37	83,889	0.26%	1.25% to 2.20%	30.61% to 30.61%
VIP Contrafund SVC CL 2 - 2022	1,790	37.80 to	37.80	67,652	0.24%	1.25% to 2.20%	-27.88% to -27.88%
VIP Contrafund SVC CL 2 - 2021	1,798	52.41 to	52.41	94,221	0.02%	1.25% to 2.20%	21.46% to 25.11%
VIP Equity Income - 2025	47,440	45.09 to	92.06	4,319,564	1.74%	1.20% to 1.60%	17.18% to 17.60%
VIP Equity Income - 2024	53,487	38.48 to	78.28	4,143,157	1.76%	1.20% to 1.60%	13.54% to 13.94%
VIP Equity Income - 2023	60,935	33.89 to	68.70	4,137,811	1.79%	1.20% to 1.60%	8.97% to 9.33%
VIP Equity Income - 2022	69,255	31.10 to	62.84	4,279,067	1.79%	1.20% to 1.60%	-6.44% to -6.08%
VIP Equity Income - 2021	77,474	33.24 to	66.91	5,097,068	1.91%	1.20% to 1.60%	22.97% to 23.38%
VIP Equity Income SVC CL 2 -2025	296	35.04 to	35.04	10,384	1.68%	1.25% to 2.20%	16.49% to 16.49%
VIP Equity Income SVC CL 2 -2024	297	30.08 to	30.08	8,935	1.43%	1.25% to 2.20%	12.87% to 12.87%
VIP Equity Income SVC CL 2 -2023	408	26.65 to	26.65	10,857	1.67%	1.25% to 2.20%	8.29% to -2.81%
VIP Equity Income SVC CL 2 -2022	441	24.61 to	27.42	10,967	1.61%	1.25% to 2.20%	-7.03% to -6.58%
VIP Equity Income SVC CL 2 -2021	484	26.47 to	29.35	12,942	0.90%	1.25% to 2.20%	22.26% to 22.85%
VIP Growth - 2025	1,333	196.25 to	196.25	261,515	0.29%	1.40% to 1.40%	13.29% to 13.29%
VIP Growth - 2024	1,333	173.23 to	173.23	230,862	0.00%	1.40% to 1.40%	28.56% to 28.56%
VIP Growth - 2023	1,333	134.75 to	134.75	179,614	0.14%	1.40% to 1.40%	34.33% to 34.33%
VIP Growth - 2022	1,482	100.31 to	100.31	148,600	0.58%	1.40% to 1.40%	-25.51% to -25.51%
VIP Growth - 2021	1,549	134.66 to	134.66	208,567	0.00%	1.40% to 1.40%	21.49% to 21.49%

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Fidelity (cont’d)
VIP Index 500 - 2025	93,676	$63.62 to	$166.06	$9,020,792	1.11%	1.20% to1.60%	15.95% to 16.13%
VIP Index 500 - 2024	104,885	54.87 to	142.99	8,687,941	1.31%	1.20% to1.60%	22.97% to 23.14%
VIP Index 500 - 2023	111,457	44.62 to	116.12	7,470,532	1.44%	1.20% to1.60%	24.26% to 24.43%
VIP Index 500 - 2022	125,248	35.91 to	93.32	6,753,406	1.36%	1.20% to1.60%	-19.48% to -19.35%
VIP Index 500 - 2021	138,511	44.60 to	115.71	9,229,635	1.24%	1.20% to1.60%	26.60% to 26.78%
VIP Index 500 SVC CL 2 - 2025	6,641	46.27 to	56.38	341,406	0.87%	1.25% to 2.20%	14.93% to 15.84%
VIP Index 500 SVC CL 2 - 2024	7,718	40.26 to	48.67	343,916	1.09%	1.25% to 2.20%	21.85% to 22.84%
VIP Index 500 SVC CL 2 - 2023	7,913	33.04 to	39.62	287,383	1.23%	1.25% to 2.20%	23.10% to 24.12%
VIP Index 500 SVC CL 2 - 2022	9,174	26.84 to	31.92	268,206	1.14%	1.25% to 2.20%	-20.19% to -19.56%
VIP Index 500 SVC CL 2 - 2021	9,342	33.63 to	39.68	341,083	1.02%	1.25% to 2.20%	25.44% to 26.45%
VIP Mid Cap SVC CL 2 - 2025	4,104	73.40 to	86.12	350,646	0.24%	1.20% to 2.20%	9.39% to 10.16%
VIP Mid Cap SVC CL 2 - 2024	4,447	67.10 to	78.18	345,268	0.36%	1.20% to 2.20%	14.94% to 15.75%
VIP Mid Cap SVC CL 2 - 2023	4,538	58.38 to	67.54	303,939	0.38%	1.20% to 2.20%	12.64% to 13.44%
VIP Mid Cap SVC CL 2 - 2022	4,711	51.83 to	59.54	278,252	0.25%	1.20% to 2.20%	-16.58% to -15.99%
VIP Mid Cap SVC CL 2 - 2021	4,901	62.13 to	70.87	344,718	0.37%	1.20% to 2.20%	22.96% to 23.81%
MFS
Core Equity Portfolio - 2025	31,196	57.19 to	93.47	2,760,443	0.45%	1.20% to 1.60%	10.77% to 11.15%
Core Equity Portfolio - 2024	33,490	51.63 to	84.09	2,671,719	0.60%	1.20% to 1.60%	18.23% to 18.65%
Core Equity Portfolio - 2023	37,673	43.67 to	70.87	2,535,803	0.53%	1.20% to 1.60%	21.24% to 21.69%
Core Equity Portfolio - 2022	43,749	36.02 to	58.24	2,427,585	0.29%	1.20% to 1.60%	-18.54% to -18.26%
Core Equity Portfolio - 2021	49,918	44.22 to	71.25	3,404,325	0.42%	1.20% to 1.60%	23.38% to 23.81%
Core Equity Portfolio SC - 2025	1,591	35.11 to	41.23	58,649	0.10%	1.25% to 2.20%	9.79% to 10.48%
Core Equity Portfolio SC - 2024	6,522	31.98 to	37.32	229,208	0.62%	1.25% to 2.20%	17.23% to 14.06%
Core Equity Portfolio SC - 2023	2,367	27.28 to	32.72	68,638	0.32%	1.25% to 2.20%	20.12% to 21.10%
Core Equity Portfolio SC - 2022	2,629	22.71 to	27.02	63,185	0.08%	1.25% to 2.20%	-19.30% to -18.64%
Core Equity Portfolio SC - 2021	2,617	28.14 to	33.21	77,908	0.23%	1.25% to 2.20%	22.29% to 23.32%
Emerging Growth Series - 2025	57,003	76.29 to	162.27	9,002,835	0.00%	1.20% to 1.60%	10.47% to 10.85%
Emerging Growth Series - 2024	60,636	69.06 to	146.39	8,653,909	0.00%	1.20% to 1.60%	29.42% to 29.88%
Emerging Growth Series - 2023	63,552	53.36 to	112.71	6,985,094	0.00%	1.20% to 1.60%	33.77% to 34.24%
Emerging Growth Series - 2022	72,308	39.89 to	83.96	5,910,432	0.00%	1.20% to 1.60%	-32.69% to -32.45%
Emerging Growth Series - 2021	78,318	59.26 to	124.30	9,496,640	0.00%	1.20% to 1.60%	21.61% to 22.05%
High Yield Series - 2025	30,022	24.56 to	36.44	1,092,848	5.99%	1.20% to 1.60%	6.97% to 7.33%
High Yield Series - 2024	28,946	22.96 to	33.95	981,522	6.10%	1.20% to 1.60%	5.27% to 5.63%
High Yield Series - 2023	29,786	21.81 to	32.14	955,367	5.60%	1.20% to 1.60%	10.65% to 11.06%
High Yield Series - 2022	31,730	19.71 to	28.94	915,698	5.26%	1.20% to 1.60%	-11.89% to -11.58%
High Yield Series - 2021	35,324	22.37 to	32.73	1,153,364	4.56%	1.20% to 1.60%	1.91% to 2.25%
High Yield Series SC -2025	483	22.37 to	25.31	11,423	6.47%	1.25% to 2.20%	6.42% to 6.97%
High Yield Series SC -2024	509	21.02 to	23.66	11,345	5.85%	1.25% to 2.20%	4.47% to 5.02%
High Yield Series SC -2023	527	20.12 to	22.53	11,267	5.34%	1.25% to 2.20%	10.37% to 10.93%
High Yield Series SC - 2022	551	18.23 to	20.31	10,721	5.16%	1.25% to 2.20%	-12.44% to -12.04%
High Yield Series SC - 2021	609	20.82 to	23.09	13,518	4.42%	1.25% to 2.20%	1.12% to 1.63%
Research Series - 2025	40,024	52.14 to	106.20	4,157,800	0.93%	1.20% to 1.60%	11.13% to 11.51%
Research Series - 2024	44,661	46.92 to	95.24	4,170,585	0.61%	1.20% to 1.60%	17.01% to 17.44%
Research Series - 2023	48,548	40.10 to	81.10	3,850,288	0.50%	1.20% to 1.60%	20.53% to 20.95%
Research Series - 2022	53,282	33.27 to	67.05	3,499,348	0.45%	1.20% to 1.60%	-18.48% to -18.20%
Research Series - 2021	57,903	40.81 to	81.97	4,654,710	0.54%	1.20% to 1.60%	22.85% to 23.32%
Income Series II - 2025	37,854	21.92 to	25.18	949,877	4.28%	1.20% to 1.60%	5.64% to 6.07%
Income Series II - 2024	40,048	20.75 to	23.74	947,436	3.93%	1.20% to 1.60%	1.67% to 1.98%
Income Series II - 2023	40,923	20.41 to	23.28	948,884	3.61%	1.20% to 1.60%	5.92% to 6.30%
Income Series II - 2022	42,055	19.27 to	21.90	917,016	3.24%	1.20% to 1.60%	-15.04% to -14.72%
Income Series II - 2021	47,592	22.68 to	25.68	1,217,581	3.09%	1.20% to 1.60%	-1.09% to -0.73%
Income Series II SC - 2025	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Income Series II SC - 2024	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Income Series II SC - May 23, 2023 - June 26, 2023	—	15.57 to	15.57	—	0.00%	2.20% to 2.20%	0.58% to 0.58%
Income Series II SC - 2022	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Income Series II SC - January 1, 2021- December 20, 2021	—	19.28 to	19.28	—	0.06%	1.20% to 1.60%	-1.73% to -1.73%
Pioneer
Equity Income VCT - 2025	9,006	39.48 to	46.58	415,741	1.97%	1.20% to 2.20%	9.58% to 9.81%
Equity Income VCT - 2024	9,282	36.03 to	42.42	390,423	1.97%	1.20% to 2.20%	9.41% to 9.61%
Equity Income VCT - 2023	9,480	32.93 to	38.70	363,805	1.64%	1.20% to 2.20%	5.68% to 5.91%
Equity Income VCT - 2022	9,673	31.16 to	36.54	350,673	1.39%	1.20% to2.20%	-9.23% to -9.06%
Equity Income VCT - 2021	12,718	34.33 to	40.18	507,775	1.25%	1.20% to2.20%	23.58% to 23.86%

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Pioneer (cont’d)
Fund VCT - 2025	3,695	$51.57 to	$58.58	$209,348	0.22%	1.20% to 2.20%	21.17% to 21.56%
Fund VCT - 2024	3,867	42.56 to	48.19	180,269	0.45%	1.20% to 2.20%	20.40% to 20.75%
Fund VCT - 2023	4,123	35.35 to	39.91	159,089	0.57%	1.20% to 2.20%	26.61% to 26.98%
Fund VCT - 2022	5,090	27.92 to	31.43	154,643	0.38%	1.20% to 2.20%	-20.91% to -20.67%
Fund VCT - 2021	5,385	35.30 to	39.62	206,252	0.09%	1.20% to 2.20%	25.67% to 26.06%
Mid Cap Value VCT - 2025	42,821	52.62 to	77.03	3,247,736	2.02%	1.20% to 1.60%	9.47% to 9.85%
Mid Cap Value VCT - 2024	45,392	48.07 to	70.12	3,133,445	1.94%	1.20% to 1.60%	9.20% to 9.60%
Mid Cap Value VCT - 2023	46,926	44.02 to	63.98	2,958,029	1.95%	1.20% to 1.60%	10.74% to 11.11%
Mid Cap Value VCT - 2022	50,810	39.75 to	57.58	2,891,500	1.99%	1.20% to 1.60%	-7.10% to -6.77%
Mid Cap Value VCT - 2021	57,005	42.79 to	61.76	3,481,562	0.97%	1.20% to 1.60%	27.66% to 28.11%
Mid Cap Value VCT II - 2025	4,056	36.14 to	44.04	157,468	1.84%	1.25% to 2.20%	8.43% to 9.31%
Mid Cap Value VCT II - 2024	4,343	33.33 to	40.29	155,709	1.75%	1.25% to 2.20%	8.21% to 9.07%
Mid Cap Value VCT II - 2023	4,868	30.80 to	36.94	161,009	1.74%	1.25% to 2.20%	9.73% to 10.63%
Mid Cap Value VCT II - 2022	5,417	28.07 to	33.39	162,639	1.38%	1.25% to 2.20%	-7.94% to -7.20%
Mid Cap Value VCT II - 2021	5,938	30.49 to	35.98	192,813	0.70%	1.25% to 2.20%	26.57% to 27.59%
Real Estate Shares VCT - 2025	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Real Estate Shares VCT - 2024	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Real Estate Shares VCT - January 1, 2023 - April 28, 2023	—	39.40 to	54.59	—	1.23%	1.20% to 1.60%	-1.52% to 4.94%
Real Estate Shares VCT - 2022	15,924	40.01 to	52.02	824,170	1.67%	1.20% to 1.60%	-31.91% to -31.67%
Real Estate Shares VCT - 2021	21,189	58.76 to	76.13	1,606,731	1.08%	1.20% to 1.60%	38.88% to 39.36%
Real Estate Shares VCT II - 2025	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Real Estate Shares VCT II - 2024	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Real Estate Shares VCT II - January 1, 2023 - April 28, 2023	—	32.16 to	39.63	—	0.98%	1.25% to 2.20%	-4.94% to 1.72%
Real Estate Shares VCT II - 2022	1,958	33.83 to	38.96	71,860	1.50%	1.25% to 2.20%	-32.43% to -31.98%
Real Estate Shares VCT II - 2021	2,148	50.07 to	57.28	115,526	1.00%	1.25% to 2.20%	37.86% to 38.79%
DWS
Bond - 2025	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Bond - 2024	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Bond - 2023	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Bond - 2022	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Bond - January 1, 2021- October 28, 2021	—	22.51 to	22.51	—	4.07%	1.40% to 1.40%	-1.44% to -1.44%
Global Opportunities - 2025	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Global Opportunities - January 1, 2024 - June 17, 2024	—	23.54 to	48.31	—	2.21%	1.20% to 2.20%	-1.91% to -1.58%
Global Opportunities - 2023	12,709	24.00 to	49.09	594,374	0.64%	1.20% to 2.20%	21.89% to 22.73%
Global Opportunities - 2022	15,058	19.69 to	40.00	577,060	0.22%	1.20% to 2.20%	-25.67% to -25.14%
Global Opportunities - 2021	20,598	26.49 to	53.43	1,066,866	0.07%	1.20% to 2.20%	12.48% to 13.27%
Core Equity VIP - 2025	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
Core Equity VIP - January 1, 2024 - June 17, 2024	—	36.59 to	54.87	—	1.15%	1.20% to 2.20%	12.88% to 13.07%
Core Equity VIP - 2023	28,463	32.41 to	48.53	1,271,335	0.58%	1.20% to 2.20%	23.23% to 23.67%
Core Equity VIP - 2022	27,575	26.30 to	39.24	1,027,308	0.45%	1.20% to 2.20%	-17.01% to -16.72%
Core Equity VIP - 2021	30,038	31.69 to	47.12	1,347,300	0.42%	1.20% to 2.20%	23.02% to 23.45%
International - 2025	58,611	18.03 to	29.50	1,721,609	2.77%	1.20% to 1.60%	42.53% to 43.13%
International - 2024	69,702	12.65 to	20.61	1,431,072	3.33%	1.20% to 1.60%	3.60% to 1.23%
International - 2023	73,710	12.21 to	20.36	1,493,895	3.24%	1.20% to 1.60%	17.07% to 17.55%
International - 2022	80,906	10.43 to	17.32	1,395,805	2.86%	1.20% to 1.60%	-14.51% to -14.26%
International - 2021	97,490	12.20 to	20.20	1,962,262	2.47%	1.20% to 1.60%	7.58% to 7.96%
International B - 2025	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
International B - 2024 - January 1, 2024 - June 17, 2024	—	12.67 to	12.67	—	6.19%	1.25% to 2.20%	-0.31% to -0.31%
International B - 2023	272	12.71 to	12.71	3,458	4.87%	1.25% to 2.20%	20.93% to 17.03%
International B - 2022	1,000	10.51 to	10.86	10,615	2.79%	1.25% to 2.20%	-14.69% to- 14.56%
International B - 2021	1,030	12.32 to	12.71	12,827	1.80%	1.25% to 2.20%	7.53% to 15.03%
Money Market - 2025	18,224	1.35 to	1.35	24,600	3.93%	1.40% to 1.40%	2.27% to 2.27%
Money Market - 2024	18,698	1.32 to	1.32	24,619	4.85%	1.40% to 1.40%	3.13% to 3.13%
Money Market - 2023	19,146	1.28 to	1.28	24,363	4.61%	1.40% to 1.40%	4.07% to 4.07%
Money Market - 2022	19,323	1.23 to	1.23	23,811	1.10%	1.40% to 1.40%	-0.81% to -0.81%
Money Market - 2021	19,585	1.24 to	1.24	24,205	0.01%	1.40% to 1.40%	-0.80% to -0.80%
Small Cap Index VIP - 2025	8,750	39.59 to	45.68	393,289	1.30%	1.20% to 2.20%	10.52% to 11.28%
Small Cap Index VIP - 2024	8,959	35.82 to	41.05	362,096	1.22%	1.20% to 2.20%	9.01% to 9.82%
Small Cap Index VIP - 2023	10,136	32.86 to	37.38	373,932	1.09%	1.20% to 2.20%	14.57% to 15.37%
Small Cap Index VIP - 2022	10,475	28.68 to	32.40	335,124	0.88%	1.20% to 2.20%	-22.15% to -21.59%
Small Cap Index VIP - 2021	12,668	36.84 to	41.32	518,177	0.89%	1.20% to 2.20%	12.35% to 13.11%
T. Rowe Price
Equity Income - 2025	92,281	34.27 to	108.22	8,271,725	1.62%	1.20% to 2.20%	11.85% to 12.76%
Equity Income - 2024	99,232	30.64 to	95.97	7,904,811	1.83%	1.20% to 2.20%	9.27% to 10.13%
Equity Income - 2023	114,413	28.04 to	87.14	8,293,060	2.03%	1.20% to 2.20%	7.15% to 8.01%
Equity Income - 2022	123,202	26.17 to	80.68	8,234,730	1.81%	1.20% to 2.20%	-5.46% to -4.69%
Equity Income - 2021	135,736	27.68 to	84.65	9,531,887	1.59%	1.20% to 2.20%	22.80% to 23.79%

	At December 31				For the years ended December 31****
	Units	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
T. Rowe Price (cont’d)
International Stock - 2025	112,789	$20.23 to	$33.35	$3,651,904	1.92%	1.20% to 2.20%	15.86% to 17.02%
International Stock - 2024	127,434	17.46 to	28.50	3,533,801	0.96%	1.20% to 2.20%	0.92% to 2.00%
International Stock - 2023	134,121	17.30 to	27.94	3,646,051	0.95%	1.20% to 2.20%	13.74% to 14.84%
International Stock - 2022	154,235	15.21 to	24.33	3,654,464	0.70%	1.20% to 2.20%	-17.65% to- 16.82%
International Stock - 2021	167,666	18.47 to	29.25	4,790,220	0.59%	1.20% to 2.20%	-0.91% to 0.10%
Limited-Term Bond - 2025	71,387	12.17 to	19.05	1,327,870	4.29%	1.20% to 2.20%	3.75% to 4.44%
Limited-Term Bond - 2024	81,370	11.73 to	18.24	1,447,845	4.23%	1.20% to 2.20%	2.89% to 3.70%
Limited-Term Bond - 2023	86,480	11.40 to	17.59	1,479,950	3.23%	1.20% to 2.20%	9.93% to 3.11%
Limited-Term Bond - 2022	99,458	10.37 to	17.06	1,629,055	1.90%	1.20% to 2.20%	-6.58% to -5.85%
Limited-Term Bond - 2021	119,950	11.10 to	18.12	2,082,000	1.36%	1.20% to 2.20%	-2.12% to -1.25%
All-Cap Opportunities Portfolio - 2025	28,961	78.90 to	199.29	5,073,377	0.00%	1.20% to 2.20%	14.50% to 14.68%
All-Cap Opportunities Portfolio - 2024	31,815	68.91 to	173.78	4,840,652	0.07%	1.20% to 2.20%	23.21% to 23.40%
All-Cap Opportunities Portfolio - 2023	40,939	55.93 to	140.83	5,093,779	0.24%	1.20% to 2.20%	27.00% to 27.16%
All-Cap Opportunities Portfolio - 2022	49,134	44.04 to	110.75	4,792,949	0.00%	1.20% to 2.20%	-22.72% to- 22.61%
All-Cap Opportunities Portfolio - 2021	52,586	56.99 to	143.10	6,617,649	0.00%	1.20% to 2.20%	18.93% to 19.11%
Moderate Allocation - 2025	55,565	35.44 to	71.55	3,841,268	2.23%	1.20% to 2.20%	12.76% to 13.12%
Moderate Allocation - 2024	61,029	31.43 to	63.25	3,732,038	2.31%	1.20% to 2.20%	8.34% to 8.73%
Moderate Allocation - 2023	66,504	29.01 to	58.17	3,747,092	2.29%	1.20% to 2.20%	13.54% to 13.97%
Moderate Allocation - 2022	72,054	25.55 to	51.04	3,544,808	1.47%	1.20% to 2.20%	-19.55% to- 19.29%
Moderate Allocation - 2021	76,191	31.76 to	63.24	4,647,279	0.98%	1.20% to 2.20%	8.75% to 16.08%
Morgan Stanley
VIF Emerging Markets Equity - 2025	12,514	32.34 to	52.96	444,459	0.40%	1.20% to 2.20%	30.88% to 32.17%
VIF Emerging Markets Equity - 2024	14,528	24.71 to	40.07	393,376	1.37%	1.20% to 2.20%	6.14% to 7.17%
VIF Emerging Markets Equity - 2023	17,666	23.28 to	37.39	449,937	1.66%	1.20% to 2.20%	10.28% to 11.31%
VIF Emerging Markets Equity - 2022	18,495	21.11 to	33.59	426,526	0.40%	1.20% to 2.20%	-26.24% to -25.54%
VIF Emerging Markets Equity - 2021	18,382	28.62 to	45.11	572,944	0.86%	1.20% to 2.20%	1.38% to 2.36%
VIF Core Plus Fixed Income - 2025	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
VIF Core Plus Fixed Income - 2024	—	— to	—	—	0.00%	0.00% to 0.00%	0.00% to 0.00%
VIF Core Plus Fixed Income - January 1, 2023 - July 28, 2023	—	13.07 to	21.01	—	8.54%	1.20% to 2.20%	1.32% to 12.84%
VIF Core Plus Fixed Income - 2022	119,211	12.90 to	18.62	2,093,573	3.75%	1.20% to 2.20%	-16.18% to -15.36%
VIF Core Plus Fixed Income - 2021	135,959	15.39 to	22.00	2,843,252	3.95%	1.20% to 2.20%	-1.48% to -2.53%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition date.